Supplement dated November 9, 2022
to the Prospectus of Ameriprise Certificates
(April 27, 2022) S-6000 AV (4/22)
This Supplement supersedes the Supplement dated September 28, 2022.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after November 9, 2022, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 340 basis points (3.40%) above to 440 basis points (4.40%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 350 basis points (3.50%) above to 450 basis points (4.50%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 345 basis points (3.45%) above to 445 basis points (4.45%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 350 basis points (3.50%) above to 450 basis points (4.50%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 360 basis points (3.60%) above to 460 basis points (4.60%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 370 basis points (3.70%) above to 470 basis points (4.70%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 350 basis points (3.50%) above to 450 basis points (4.50%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 360 basis points (3.60%) above to 460 basis points (4.60%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 345 basis points (3.45%) above to 445 basis points (4.45%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 355 basis points (3.55%) above to 455 basis points (4.55%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 360 basis points (3.60%) above to 460 basis points (4.60%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 370 basis points (3.70%) above to 470 basis points (4.70%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 380 basis points (3.80%) above to 480 basis points (4.80%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 0.71%, our rate in effect for the following week for investment amounts less than $100,000 would be between 4.06% and 5.06% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 340 basis points (3.40%) above to 440 basis points (4.40%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 360 basis points (3.60%) above to 460 basis points (4.60%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 370 basis points (3.70%) above to 470 basis points (4.70%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 375 basis points (3.75%) above to 475 basis points (4.75%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 385 basis points (3.85%) above to 485 basis points (4.85%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 395 basis points (3.95%) above to 495 basis points (4.95%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 350 basis points (3.50%) above to 450 basis points (4.50%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 370 basis points (3.70%) above to 470 basis points (4.70%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 360 basis points (3.60%) above to 460 basis points (4.60%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 380 basis points (3.80%) above to 480 basis points (4.80%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 385 basis points (3.85%) above to 485 basis points (4.85%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 395 basis points (3.95%) above to 495 basis points (4.95%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 405 basis points (4.05%) above to 505 basis points (5.05%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
S-6000-53 A (11/22)

For Ameriprise Cash Reserve Certificate: Effective for sales on or after November 9, 2022, information about interest rate ranges for new purchases found on page 12 of the Prospectus has been revised to read as follows:
Investment Amount	Rate For New Purchases
From $50 to $9,999.99	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 3-month CDs
For example, if the most recently published National Deposit Rate for 3-month CDs is 0.19%, our rate in effect for the following week for investment amounts of $10,000 to $24,999.99 would be between 1.34% and 2.34%.The rest of the information on page 12 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after November 9, 2022, information about promotional rates found on page 13 of the Prospectus has been revised to read as follows:
Investment Amount	Promotion Rate
From $50 to $9,999.99	Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%) above the National Deposit Rate published for 3-month CDs
The rest of the information on page 13 remains unchanged.
For Ameriprise Stock Market Certificate: Effective for sales on or after November 9, 2022, with the first term beginning on or after November 16, 2022, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 6.25% to 7.25% for the 1 year term, 13.00% to 14.00% for the 2 year term and 20.00% to 21.00% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 1.30% to 2.30% for the 1 year term, within the range of 3.05% to 4.05% for the 2 year term and within the range of 5.00% to 6.00% for the 3 year term.
The rest of the information on page 3 remains unchanged.
This Supplement should be retained for future reference.
S-6000-53 A (11/22)